Schedule of fair value measurement (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Assets	$ 19,858,681	$ 10,154,250
Certificate of bank deposits (CDB)	81,810
Investment funds	146,884	150,030
Time deposit	19,181	19,513
[custom:TimeDeposit2-0]	1,119,682
Bill of credit	14
Real estate and agribusiness letter of credit (CRIs/CRAs)	1,508
Debentures	121,783
Stocks issued by public-held company	158
Equity instrument	30,735
Derivative financial instruments	101,318	80
Collateral for credit card operations	1,052	90,761
Derivative financial liabilities	87,278	75,304
Instruments eligible as capital	12,056	15,492
Repurchase agreements	3,046
[custom:TotalFairValeAssets-0]		4,137,224
Bill of credit (LC)		23
Embedded derivatives in convertible instruments and other derivatives		75,304
Brazil [Member]
IfrsStatementLineItems [Line Items]
Assets	6,646,188
U S [Member]
IfrsStatementLineItems [Line Items]
Assets	830,124
Colombia [Member]
IfrsStatementLineItems [Line Items]
Assets	504
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Certificate of bank deposits (CDB)
Investment funds
Time deposit
Bill of credit
Real estate and agribusiness letter of credit (CRIs/CRAs)
Debentures
Stocks issued by public-held company	158
Equity instrument
Derivative financial instruments	81,538	32
Collateral for credit card operations
Derivative financial liabilities	87,271
Instruments eligible as capital
Repurchase agreements
Embedded derivatives in convertible instruments and other derivatives		2,783
Level 1 of fair value hierarchy [member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Assets	6,646,188	4,137,223
Level 1 of fair value hierarchy [member] | U S [Member]
IfrsStatementLineItems [Line Items]
Assets	830,124
Level 1 of fair value hierarchy [member] | Colombia [Member]
IfrsStatementLineItems [Line Items]
Assets	504
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Certificate of bank deposits (CDB)	81,810
Investment funds	146,884	150,030
Time deposit	1,119,682
Bill of credit	14
Real estate and agribusiness letter of credit (CRIs/CRAs)	1,508
Debentures	121,783
Stocks issued by public-held company
Equity instrument
Derivative financial instruments	24	48
Collateral for credit card operations	1,052	90,761
Derivative financial liabilities	7
Instruments eligible as capital	12,056	15,492
Repurchase agreements	3,046
Bill of credit (LC)		23
Level 2 of fair value hierarchy [member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Assets		1
Level 2 of fair value hierarchy [member] | U S [Member]
IfrsStatementLineItems [Line Items]
Assets
Level 2 of fair value hierarchy [member] | Colombia [Member]
IfrsStatementLineItems [Line Items]
Assets
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Certificate of bank deposits (CDB)
Investment funds
Time deposit
Bill of credit
Real estate and agribusiness letter of credit (CRIs/CRAs)
Debentures
Stocks issued by public-held company
Equity instrument	30,735
Derivative financial instruments	19,756
Collateral for credit card operations
Derivative financial liabilities
Instruments eligible as capital
Repurchase agreements
Embedded derivatives in convertible instruments and other derivatives		72,521
Level 3 of fair value hierarchy [member] | Brazil [Member]
IfrsStatementLineItems [Line Items]
Assets
Level 3 of fair value hierarchy [member] | U S [Member]
IfrsStatementLineItems [Line Items]
Assets
Level 3 of fair value hierarchy [member] | Colombia [Member]
IfrsStatementLineItems [Line Items]
Assets